Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principals of Consolidation

The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and Taiying, which is a variable interest entity with the Company as the primary beneficiary. In accordance with U.S. GAAP regarding “Consolidation of Variable Interest Entities (“VIE”)”, the Company identifies entities for which control is achieved through means other than through voting rights, and determines when and which business enterprise, if any, should consolidate the VIE.

The Company evaluated its participating interest in Taiying and concluded it is the primary beneficiary of Taiying, a VIE. The Company consolidated Taiying and all significant intercompany transactions and balances have been eliminated.

Noncontrolling Interest

Noncontrolling interest on the consolidated balance sheets is resulted from the consolidation of HTCC, a 51% owned subsidiary starting from January 31, 2017. The portion of the income or loss applicable to the noncontrolling interest in subsidiary is reflected in the consolidated statements of income and comprehensive income.

Reclassification

Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings and financial position.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. The functional currency of China Customer Relations Centers, Inc. and CBPO is United States dollar. The functional currency of the Company’s subsidiary and VIEs located in the PRC is Renminbi (“RMB”). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income. Transaction gains and losses are reflected in the consolidated statements of income and comprehensive income. For the years ended December 31, 2018, 2017 and 2016, the Company had gain (loss) of $231,928, ($283,343) and $278,411, respectively, resulted from foreign currency transactions, which was included in other income (other expense) in the consolidated statements of income and comprehensive income.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, impairment of equity investments, allowance for doubtful accounts, income taxes including the valuation allowance for deferred tax assets, and estimated amounts of variable consideration in the Company’s revenue recognition. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in time deposits, certificates of deposit and all highly liquid instruments with original maturities of three months or less.

Accounts Receivable

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required. Certain credit sales are made to industries that are subject to cyclical economic changes.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its clients to make required payments or to cover potential credit losses. Estimates are based on historical collection experience, current trends, credit policy and relationship between accounts receivable and revenues. In determining these estimates, the Company examines historical write-offs of its receivables and reviews each client’s account to identify any specific customer collection issues.

Impairment of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial position. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and include expenditures for additions and major improvements. Significant improvements and betterments are capitalized where it is probable that the expenditure resulted in an increase in the future economic benefits expected to be obtained from the use of the asset beyond its originally assessed standard of performance. Routine repairs and maintenance are expensed when incurred. The Company disposes property and equipment once the Company determines the possibility of receiving future benefit from such property or equipment is remote. Substantially all of the property and equipment are abandoned when disposed. Gains and losses on disposal are included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income based on the net disposal proceeds less the carrying amount of the assets.

Certain call center decoration projects were still under construction as of December 31, 2018 and 2017, and the costs of construction were reported as construction in progress. No provision for depreciation is made on the assets under construction until such time as the relevant assets are completed and ready for their intended use.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets.

Electronic equipment	3-5 years
Furniture and Fixture	5 years
Motor vehicles	4 years
Computer software	5 years
Leasehold improvements	5 years

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, net, prepayments, income taxes recoverable, other current assets, accounts payable, accrued liabilities and other payables, deferred revenue, wages payable, income taxes payable, and short term loans, the carrying amounts approximate their fair values due to the short maturities.

Lease Commitments

The Company has adopted FASB ASC 840. If the lease terms meet one or all of the following four criteria, it will be classified as a capital lease, otherwise, it is an operating lease: (1) The lease transfers the title to the lessee at the end of the term; (2) the lease contains a bargain purchase option; (3) the lease term is equal to 75% of the estimated economic life of the leased property or more; (4) the present value of the minimum lease payment in the term equals or exceeds 90% of the fair value of the leased property.

Payments made under operating leases are charged to the consolidated statements of income and comprehensive income on a straight-line basis over the lease period.

Earnings Per Share

Basic earnings per common share is computed by dividing net earnings attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to common shareholders by the sum of the weighted average number of common stock outstanding and dilutive potential common stock during the period.

Revenue Recognition

The Company operates call centers and generates revenues primarily by providing BPO services, which focus on complex, voice-based and online-based segment of customer care services.

On January 1, 2018, the Company adopted ASC 606, Revenue from Contracts with Customers, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605, Revenue Recognition. The adoption had no material impact on the Company’s consolidated financial statements and there was no adjustment to the beginning retained earnings on January 1, 2018.

Under ASC 606, revenue is recognized when control of the promised services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those services, net of value-added tax. The Company determines revenue recognition through the following steps:

·	Identify the contract with a customer;
·	Identify the performance obligations in the contract;
·	Determine the transaction price;
·	Allocate the transaction price to the performance obligations in the contract; and
·	Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company provides BPO service, such as i) inbound call service, which includes directory assistance, mobile phone service plan, billing questions, hotline consultation, complaints, customer feedbacks and customer relationship management, and ii) outbound call service, which includes products selling, marketing surveys, new products informing, plans expiration and bills overdue notification, etc., for its customers.

The Company makes arrangement and provides service to its customer pursuant to a master agreement that specifies service content and the price of an individual performance of each service, generally on monthly basis. The BPO inbound and outbound service fees are based on either a per minute, per hour, per transaction or per call basis. For outbound call service, certain business successful rate was obtained. The fee is determined on a per call basis where the Company receives a basic standard fee for each call plus an extra fee for such things as successfully selling a product or completing a survey.

The nature of the Company’s contracts with customers gives rise to certain types of variable consideration. Certain client programs provide for adjustments to monthly billings based upon whether the Company achieves, exceeds or fails certain performance criteria. Adjustments to monthly billings consist of contractual bonuses/penalties, holdbacks and other performance based contingencies. The Company includes estimated amounts of variable consideration in the transaction price to the extent that it is probable there will not be a significant reversal of revenue. Estimates are based on historical or anticipated performance and represent the Company’s best judgment at the time.

Revenues are recognized as the performance obligations are satisfied over time over the service period as the service is rendered.

The Company’s chief operating decision maker reviews results analyzed by customers and the analysis is only presented at the revenue level with no allocation of direct or indirect costs. The Company determines that it has only one operating segment. Consequently, the Company does not disaggregate revenue recognized from contracts with customers.

Contract liabilities represented receipt in advance from customers. As of December 31, 2018, receipt in advance from customers was $361,636. As of December 31, 2017, receipt in advance from customers was $331,009, of which $310,510 was recognized as revenue in the year ended December 31, 2018. Receipt in advance from customers is included in deferred revenue in the consolidated balance sheets. The Company does not have any contract assets.

Government Grants

Government grants include cash subsidies as well as other subsidies received from various government agencies by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of income and comprehensive income when the relevant performance criteria specified in the grant are met, for instance, locating contact centers in their jurisdictions or helping local employment needs. Grants applicable to purchase of property and equipment are credited to deferred revenue upon receipt and are amortized over the life of depreciable assets.

Research and Development Expenses

Research and development expenses consist primarily of wage expense incurred to personnel to continuously upgrade the Company’s existing software products. For the years ended December 31, 2018, 2017, and 2016, research and development expenses of $4,069,794, $3,551,629,and $3,264,073 were included in selling, general and administrative expenses in the consolidated statements of income and comprehensive income.

Income taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, freemarket dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Equity Investments

The Company’s equity investments consist of investments in equity securities of privately held companies without readily determinable fair value, where the Company’s level of ownership is such that it cannot exercise significant influence over the investees. Investments are initially recorded at the amount of the Company’s initial investment and adjusted for declines in fair value that are considered other than temporary.

Subsequent to the Company’s adoption of ASC 321 on January 1, 2018, the Company elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. The Company makes a qualitative assessment of whether the investments is impaired at each reporting date. If a qualitative assessment indicates that an investment is impaired, the Company estimates the investment’s fair value in accordance with ASC 820. If the fair value is less than the investment’s carrying value, the Company has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value.

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (ASC 606)” and issued subsequent amendments to the initial guidance or implementation guidance between August 2015 and November 2017 within ASU 2015-04, ASU 2016-08, ASU 2016-10, ASU 2016-12, ASU 2016-20, ASU 2017-13, and ASU 2017-14 (collectively, including ASU 2014-09, “ASC 606”). Under ASC 606, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Effective January 1, 2018, the Company adopted the standard using the modified retrospective method, the adoption of ASC 606 did not have a material impact on our consolidated financial statements. See Note 2 – Revenue Recognition for further details.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities,” which improves the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The ASU allows a measurement alternative for equity investments without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures, at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transaction for identical or similar investments of the same issuer, if any.

ASU 2016-01 was further amended in February 2018 by ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities.” This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued.

ASU 2016-01 and 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company adopted the ASU effective January 1, 2018. The adoption did not have a material impact on our consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” and issued subsequent amendments to the initial guidance or implementation guidance including ASU 2017-13, 2018-01, 2018-10, 2018-11, 2018-20 and 2019-01 (collectively, including ASU 2016-02, “ASC 842”). Under ASC 842, lessees will be required to recognize all leases at the commencement date including a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use (ROU) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

The standard will be effective for the Company beginning January 1, 2019, with early adoption permitted. The Company will adopt the standard on January 1, 2019 on a modified retrospective basis and will not restate comparable periods. The Company will elect the package of practical expedients permitted under the transition guidance, which allows the Company to carry forward the historical lease classification, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Company will also elect the practical expedient not to separate lease and non-lease components for certain classes of underlying assets and the short-term lease exemption for contracts with lease terms of 12 months or less. The Company estimates that approximately $8.7 million would be recognized as total right-of-use assets and total lease liabilities in the consolidated balance sheets as of January 1, 2019. However, the Company does not expect the adoption to have a material impact to the consolidated statements of income and comprehensive income and cash flows.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (ASC 230): Restricted Cash” update on the presentation of restricted cash in the statement of cash flows. The new guidance requires an entity to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows, and an entity will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. The Company adopted this new accounting standard retrospectively starting January 1, 2018.

As a result of the adoption, net cash provided by investing activities was adjusted to exclude the changes in restricted cash, resulting in an increase of $500,000 in net cash used in investing activities in the previously reported amount for the year ended December 31, 2017. The Company’s restricted cash represents cash deposits in escrow account in relation to our IPO commenced in 2015, separately from cash and cash equivalents.

In October 2018, the FASB released ASU No. 2018-17, “Consolidation (“ASC 810”): Targeted Improvements” to Related Party Guidance for Variable Interest Entities, which improves the consistency of the application of the variable interest entity related party guidance for common control arrangements. The amendments require reporting entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety (as currently required in GAAP) when determining whether a decision-making fee is a variable interest. ASU 2018-17 will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and early adoption is permitted. The amendments should be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The Company does not expect that the adoption will have a material impact on our financial condition or results of operations.